Financial Instruments	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Financial instruments
21.	Financial instruments

Below is the categorization of the financial instruments, excluding cash and cash equivalents, held by the Group as of December 31, 2024, 2023 and 2022, as well as the indication of fair value hierarchy level, when applicable:

Accounting classification and fair values

As of December 31, 2024	Note	Amortized cost		Fair value through profit or loss	Fair value hierarchy level

Financial assets -
Trade account receivables, net	6	Ps.	1,133,093	-
Accounts receivable from related parties	24		250	-
Derivative financial instruments	19		-	108,846	2
Total			1,133,343	108,846
Financial liabilities -
Accounts payable to suppliers			2,156,715	-
Accounts payable to related parties	24		1,237	-
Lease liability	14		344,595	-
Long term debt and borrowings	16		4,824,943	-

Total		Ps.	7,327,490	-
As of December 31, 2023 (*) Restated	Note	Amortized cost		Fair value through profit or loss	Fair value hierarchy level

Financial assets -
Trade account receivables, net	6	Ps.	1,072,455	-
Accounts receivable from related parties	24		104	-
Total			1,072,559	-
Financial liabilities -
Accounts payable to suppliers			1,790,026	-
Lease liability	14		388,721	-
Long term debt and borrowings	16		5,131,422	-
Derivative financial instruments	19		-	47,920	2

Total		Ps.	7,310,169	47,920

(*)	Details of the restatement are shown in note 2b.

As of December 31, 2022	Note	Amortized cost		Fair value through profit or loss	Fair value hierarchy level

Financial assets -
Trade account receivables, net	6	Ps.	971,063	-
Accounts receivable from related parties	24		61	-
Total			971,124	-
Financial liabilities -
Accounts payable to suppliers			1,371,778	-
Accounts payable to related parties	24		96,859
Lease liability	14		291,908	-
Long term debt and borrowings	16		6,148,675	-
Derivative financial instruments	19		-	15,329	2

Total		Ps.	7,909,220	15,329

Measurements of fair values

Fair value hierarchy levels 1 to 3 are based on the degree to which the fair value is observable:

●	Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;

●	Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

●	Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

As previously disclosed, some of the Group’s derivative financial instruments are measured at fair value at the end of each reporting period. The following table gives information about how the fair values of these derivative financial instruments are determined (in particular, the valuation technique(s) and inputs used).

Derivative financial instruments	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship and sensitivity of unobservable inputs to fair value
Foreign currency forward contracts (see note 19)	Discounted cash flows.
	Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of various counterparties.	N/A	N/A

There were no transfers between levels during the current or prior year.

Financial risk management

The Group’s Treasury function provides services to the business, coordinates access to domestic and international financial markets, monitors and manages the financial risks relating to the operations of the Group through internal risk reports that analyze exposures by degree and magnitude of risks. These risks include market risk (including currency risk, interest rate risk, and price risk), credit risk, liquidity risk.

The Group seeks to minimize the effects of these risks by using derivative financial instruments to hedge these risk exposures. The use of financial derivatives is governed by the Group’s policies approved by the board of directors, which provide written principles on foreign exchange risk, interest rate risk, credit risk, the use of financial derivatives and non-derivative financial instruments, and the investment of excess liquidity. Compliance with policies and exposure limits is reviewed by the Management on a continuous basis. The Group does not enter into or trade financial instruments, including derivative financial instruments, for speculative purposes.

Market risk

The Group’s activities expose it primarily to the financial risks of changes in exchange rates and interest rates (see below). The Group uses derivative financial instruments to manage its exposure to interest rate and foreign currency risk, including:

●	In order to reduce the risks related to fluctuations in the exchange rate of foreign currency, the Group uses derivative financial instruments such as forwards to adjust exposures resulting from foreign exchange currency.

●	The Group’s practices vary from time to time depending on judgments about the level of risk, expectations of change in the movements of interest rates derived from the credit lines and bond issuance used.

See note 19 for disclosure of the derivative financial instruments entered into for the years of 2024, 2023 and 2022.

Exchange risk management

The Group undertakes transactions denominated in foreign currencies, mainly U.S. dollars; consequently, exposures to exchange rate fluctuations arise. Exchange rate exposures are managed within approved policy parameters utilizing forward foreign exchange contracts.

The carrying amounts of financial assets and liabilities denominated in foreign currencies (U.S. dollars “US$”, EU euro “€” and India rupee “Rp”) as of the reporting date are as follows:

	2024		2023		2022
	US$	€$	US$	€$	US$	€$	Rp$

Assets	14,907	52	13,324	2	13,006	105	60,340
Liabilities	(41,658)	(129)	(35,186)	(43)	(23,142)	(78)	-

Net position	(26,751)	(77)	(21,862)	(41)	(10,136)	27	60,340
Closing exchange rate of the year	20.2683	21.5241	16.8935	18.6896	19.3615	20.7693	0.0013

Exchange rate sensitivity analysis

The Group is mainly exposed to variations in the Mexican Peso / the U.S. Dollar exchange rate. For sensitivity analysis purposes, the Group has determined a 10 percent increase and decrease in Ps. currency units against the U.S. dollar (“relevant currency”). The 10 percent is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated financial assets/liabilities and adjusts their translation at the year-end for a 10 percent change in foreign currency rates. A positive number below indicates an increase in profit where currency units strengthen 10 percent against the relevant currency. For a 10 percent weakening of currency units against the relevant currency, there would be a comparable impact on the net income, and the balances below would be negative.

	2024		2023	2022
Net income	Ps.	54,385	37,009	19,490

Foreign exchange forward contracts

It is the policy of the Group to enter into foreign exchange forward contracts to manage the foreign currency risk associated with anticipated purchase transactions up to 12 months.

See note 19 with details on foreign currency forward contracts outstanding at the end of the reporting period. Foreign currency forward contract assets and liabilities are presented in the line ‘Derivative financial instruments’ within the consolidated statement of financial position.

The Group has entered into contracts to purchase raw materials from suppliers in China, with such purchases denominated in U.S. dollars. The Group has entered into foreign exchange forward contracts to hedge the exchange rate risk arising of future payments in US dollars.

Interest rate risk management

The Group is exposed to interest rate risk from the borrowings at a variable interest rate (67% of long-term debt uses variable rate and 33% fixed rate). The risk is managed by the Group by maintaining an appropriate balance between fixed and variable rate borrowings.

The Group’s exposures to interest rates on financial liabilities are detailed in the liquidity risk management section of this note.

Interest rate sensitivity analysis

The sensitivity analysis presented in 2024 and 2023 was determined based on exposure to the interest rates used. For variable rate liabilities, the analyzes were prepared assuming that the amount of the liability outstanding at the reporting date was outstanding during the review period. A one percent increase or decrease was used to internally report interest rate risk to Management and in turn represent the assessment of the reasonably possible change in interest rates.

The total amount paid for interest at a variable rate as of December 31, 2024 and 2023, was Ps.458,848, Ps.592,051, respectively; If the interest rates had been 1% higher, the payment would have amounted to Ps.496,276 and Ps.637,049 and 1% lower, the payment would have amounted to Ps. 421,419 and Ps.547,054, respectively, that is, all other variables would have remained constant, the Group’s net income could decrease/increase Ps.37,429 and Ps.44,998, respectively.

Credit risk management

The Group’s exposure to credit risk concentration is not significant as no customer represents more than 10% of sales and receivables. The concentration of credit risk is limited due to the fact that the customer base is large and unrelated, spread across diverse geographical areas. Credit policy has been implemented for each customer establishing purchase limits. Customers who do not satisfy the credit references set out by the Group, can only carry out transactions with the Group through prepayment.

See note 6 for further details on trade account receivables and the expected credit loss estimate.

Collateral held as security and other credit enhancements

The Group does not hold any collateral or other credit enhancements to cover its credit risks associated with its financial assets.

Overview of the Group’s exposure to credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in a financial loss/gain to the Group. As of December 31, 2024, the Group’s maximum exposure to credit risk without taking into account any collateral held or other credit enhancements, which will cause a financial loss to the Group due to failure to discharge an obligation by the counterparties, arises from the carrying amount of the respective recognized financial assets as stated in the consolidated statement of financial position.

For trade receivables, the Group has applied the simplified approach to measure the loss allowance at lifetime instruments. The Group determines the expected credit losses on these items by using a provision matrix, estimated based on historical credit loss experience based on the past due status of the debtors, determined by the last 3 years plus the current period adjusted as appropriate to reflect current conditions and estimates of future economic conditions. Accordingly, the credit risk profile of these assets is presented based on their past due status in terms of the provision matrix. The note 6, includes further details on the loss allowance for these assets.

Liquidity risk management

The ultimate responsibility for liquidity risk management rests with the board of directors, which has established an appropriate liquidity risk management framework for management of the Group’s short, medium and long-term funding and liquidity management requirements. The Group manages liquidity risk by maintaining adequate reserves, banking facilities, and reserve borrowing facilities, by continuously monitoring the forecast and actual cash flows, and by matching the maturity profiles of financial assets and liabilities. Details of additional undrawn facilities that the Group has at its disposal to further reduce liquidity risk are set out below.

The financing agreements with suppliers that are mentioned in notes 2.v and 15, are made to seek efficiency in the payment to suppliers, and the Company has concentrated Ps.846,925 Ps.957,576 and Ps.668,015, for the years 2024, 2023 and 2022, respectively, of their accounts payable to suppliers with 5 local banks (Banamex, BBVA, HSBC, Santander y Sabadell) rather than with a diverse group of suppliers, allowing for better payment planning. The Management has assessed that the Company does not rely on extended payment terms and suppliers generally have not become accustomed to or do not rely on advance payment under the financing agreement. If the financial institutions were to withdraw the agreement, such withdrawal would not affect the Company’s ability to settle liabilities when due.

Liquidity maturity analysis

The Group manages its liquidity risk by maintaining adequate reserves of cash and bank credit lines available and consistently monitoring its projected and actual cash flows. The maturity analysis of lease liabilities is presented in note 14 and long-term debt maturities effectives in 2024, 2023 and 2022 are presented in note 16.

The Group has access to financing facilities as described below. The Group expects to meet its other obligations from operating cash flows and proceeds of maturing financial assets.

Bank credit lines and long-term debt	2024		2023	2022

Amount used	Ps.	4,771,474	5,063,974	6,198,695
Amount not used		1,180,000	1,980,000	1,380,000

Total credit lines and long-term debt	Ps.	5,951,474	7,043,974	7,578,695

Capital management

The Group manages its capital to ensure it will be able to continue as a going concern, while it maximizes returns for its shareholders through the optimization of its capital structure. The Group’s management reviews the capital structure when presenting its financial projections to the Board of Directors and stockholders as part of the annual business plan. When performing its review, the Board of Directors considers the cost of equity and its associated risks.

The capital structure of the Group consists of net debt (debt and borrowings disclosed in note 16 after deducting cash and bank balances) and stockholders’ equity of the Group.